Debt (Narrative) (Details) (USD $)	12 Months Ended						0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Nov. 10, 2011 Credit Agreement [Member]	Dec. 31, 2011 Credit Agreement [Member]	Dec. 31, 2010 Credit Agreement [Member]	Nov. 10, 2011 Prior Credit Agreement [Member]	Dec. 31, 2011 Other Agreements [Member]	Dec. 31, 2011 Midstream Energy Business [Member]	Sep. 30, 2010 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2011 Senior Notes, 3.25% Due 2015 [Member]	Dec. 31, 2010 Senior Notes, 3.25% Due 2015 [Member]
Line of Credit Facility [Line Items]
Revolving credit facility							$ 1,000,000,000			$ 850,000,000
Line of credit facility, maturity date							November 10, 2016	November 10, 2016		June 21, 2012
Letters of credit issued								1,100,000
Letters of credit outstanding									32,100,000		10,000,000
Unused capacity under the revolving credit facility								501,900,000
Unused capacity available for general working capital								279,500,000
Debt issuance costs								3,900,000
Line of credit facility interest rate description								(1) LIBOR, plus an applicable margin ranging from 0.85% to 1.65% depending on our credit rating; or (2) (a) the base rate which shall be the higher of Wells Fargo Bank N.A.'s prime rate, the Federal Funds rate plus 0.50% or the LIBOR Market Index rate plus 1%, plus (b) an applicable margin ranging from 0% to 0.65% depending on our credit rating.
Annual facility fee description								The revolving credit facility incurs an annual facility fee of 0.15% to 0.35% depending on our credit rating.
Leverage ratio								not more than 5.0 to 1.0				not more than 5.5 to 1.0
Senior notes issued													250,000,000	250,000,000	250,000,000
Senior notes percentage	3.25%		3.25%										3.25%	3.25%
Maturity date													October 1, 2015	October 1, 2015
Proceeds from debt	1,524,000,000	[1]	868,200,000	[2]	237,000,000	[3]								247,700,000
Underwriters' fees													1,500,000
Related expenses													600,000
Unamortized discount	$ 200,000												$ 200,000	$ 200,000	$ 200,000
First payment date														April 1, 2011
Credit facility, collateral fee											which we pay a fee of 0.50% per annum.
Letters of credit issued fee											any letters of credit issued on this facility will incur a fee of 1.75% per annum

[1]	The financial information as of December 31, 2011 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[2]	The financial information as of December 31, 2010 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.
[3]	The financial information as of December 31, 2009 includes the results of our 100% interest in Southeast Texas and commodity derivative instruments related to the Southeast Texas storage business. These transfers of net assets between entities under common control were accounted for as if the transfers occurred at the beginning of the period, and prior years were retrospectively adjusted to furnish comparative information similar to the pooling method.